Income Taxes: Schedule of reconciliation of the beginning and ending amount of unrecognized income tax benefits (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of reconciliation of the beginning and ending amount of unrecognized income tax benefits:
Schedule of reconciliation of the beginning and ending amount of unrecognized income tax benefits

	2011	2010
Unrecognized income tax benefits at the beginning of year	3,549	9,244
Increases as a result of tax positions taken during prior periods	–	1,963
Decreases as a result of tax positions taken during prior periods	–	(7,213)
Increases as a result of tax positions taken during a prior period (DEMP acquisition)	143	–
Decreases relating to settlements with tax authorities	(2,029)	(503)
Translation difference	89	58
Unrecognized income tax benefits at the end of year	1,752	3,549